Tax on Profit on Ordinary Activities (Tables)	6 Months Ended
Dec. 31, 2020
Disclosure of income tax [Abstract]
Summary of current tax

	Six Months Ended 31 December
	2020 £’000	2019 £’000
Current tax	4,826	(483)